Property and Equipment, Net - Narrative (Q1) (Details) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
	Mar. 04, 2026	Feb. 14, 2026	Mar. 31, 2026	Dec. 31, 2024
Property and Equipment, Net
Payment for early lease termination	$ 4,800	$ 4,800
Net gain on lease termination	600		$ 633
Gain (loss) on write-off of operating leases	3,800
Loss on disposal of property and equipment	$ 3,200			$ 0